ACCUMULATED OTHER COMPREHENSIVE INCOME ("AOCI") BY COMPONENT (TABLES)	12 Months Ended
Dec. 31, 2013
ACCUMULATED OTHER COMPREHENSIVE INCOME ("AOCI") BY COMPONENT (TABLES):
Schedule of Accumulated Other Comprehensive Income (Loss)

The components of accumulated other comprehensive income (loss), included in shareholder’s equity, are as follows as of December 31, 2013, 2012 and 2011:

	Years Ended December 31,
	2013	2012	2011
Net unrealized gains (losses)
on available-for-sale securities	$(17,178)	$5,747	$4,914
Net actuarial gain on unfunded portion
of postretirement benefit obligation	2,542	2,920	302
	(14,636)	8,667	5,216
Tax effect - (expense) benefit	5,635	(3,337)	(2,008)

Other comprehensive income (loss)	$(9,001)	$5,330	$3,208

ACCUMULATED OTHER COMPREHENSIVE INCOME ("AOCI") BY COMPONENT (TABLES)

Amounts reclassified from AOCI and the affected line items in the statements of income during the periods ended December 31, 2013, 2012 and 2011, were as follows:

				Affected Line Item in the Statements of Income
	Amounts Reclassified from AOCI
	Years Ended
	December 31, 2013	December 31, 2012	December 31, 2011
Unrealized gains (losses) on available-for-sale securities	$829	$2,294	$1,458	Realized gain (loss) on sale of securities
	(319)	(883)	(561)	Tax (expense) benefit
	$510	$1,411	$897	Net reclassified amount

Amortization of defined benefit pension items
Actuarial gains (losses)	$(190)	$-	$205
	73	-	(79)	Tax (expense) benefit
	$(117)	$-	$126	Net reclassified amount

Total reclassifications out of AOCI	$393	$1,411	$1,023